UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08631
                                                     ---------

                               Phoenix Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                           ---------------------

                   Date of fiscal year end: October 31, 2003
                                            ----------------

                    Date of reporting period: April 30, 2003
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                               Semiannual Report

April 30, 2003

Phoenix Market Neutral Fund


(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      As was announced on May 19, 2003, the name of your fund was changed to Phoenix Market Neutral Fund and portfolio management has been assigned to Carlton Neel and David Dickerson, managers of the fund from April 2000 to June 2002. Carlton and David will continue to manage this fund as they did during that time, following the same strategy and investment objectives. We are pleased by this development and hope you will be, too.

      The activities and performance of the fund for the last 6 months are presented here for your review. With this writing, it is encouraging to witness signs that suggest we are at the beginning of the end of one of the most stubborn bear markets in history.

      Not knowing exactly when this market turn will take place, you may feel compelled to postpone investing decisions. However, how you react during uncertain markets may be the difference between success and failure -- not just in recovering your losses, but in reaching your long-term goals.

      It is true that no one knows exactly what we can expect in the coming months. But, it is also true that the best balance of performance and protection requires discipline and diversification. As such, both bond and stock mutual funds could play important roles in your portfolio. Work with your financial advisor to build and maintain a portfolio that will help you achieve long-term success.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.


Sincerely,

/s/  PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

APRIL 30, 2003

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX MARKET NEUTRAL FUND

             INVESTMENTS AND SECURITIES SOLD SHORT AT APRIL 30, 2003
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                       ------    ------------
INVESTMENTS--88.0%
COMMON STOCKS--85.9%

ADVERTISING--0.9%
TMP Worldwide, Inc.(b) ...........................     51,300    $    860,301

AEROSPACE & DEFENSE--0.9%
L-3 Communications Holdings, Inc.(b) .............     10,000         444,000
Raytheon Co. .....................................     14,400         430,992
                                                                 ------------
                                                                      874,992
                                                                 ------------
AGRICULTURAL PRODUCTS--0.8%
Bunge Ltd. .......................................     14,700         411,747
Fresh Del Monte Produce, Inc. ....................     21,000         409,080
                                                                 ------------
                                                                      820,827
                                                                 ------------
AIR FREIGHT & COURIERS--1.4%
Expeditors International of Washington, Inc. .....     10,700         389,041
FedEx Corp. ......................................      7,200         431,136
Ryder System, Inc. ...............................     24,800         616,032
                                                                 ------------
                                                                    1,436,209
                                                                 ------------
APPAREL RETAIL--2.0%
Abercrombie & Fitch Co. Class A(b) ...............     13,000         427,440
Chico's FAS, Inc.(b) .............................     20,800         506,272
Pacific Sunwear of California, Inc.(b) ...........     19,300         440,619
Ross Stores, Inc. ................................     14,800         560,920
                                                                 ------------
                                                                    1,935,251
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
Coach, Inc.(b) ...................................     10,600         461,206

APPLICATION SOFTWARE--2.6%
Activision, Inc.(b) ..............................     39,900         610,470
Citrix Systems, Inc.(b) ..........................     32,700         619,992
Electronic Arts, Inc.(b) .........................      9,800         580,846
i2 Technologies, Inc.(b)(c) ......................    743,800          74,380
Macromedia, Inc.(b) ..............................     24,600         310,206
Take-Two Interactive Software, Inc.(b) ...........     18,700         420,750
                                                                 ------------
                                                                    2,616,644
                                                                 ------------
AUTO PARTS & EQUIPMENT--0.4%
American Axle & Manufacturing Holdings, Inc.(b) ..     17,600         438,592

BANKS--3.3%
Commerce Bancorp, Inc. ...........................      9,100         370,097


                                                       SHARES        VALUE
                                                       ------    ------------
BANKS--CONTINUED
First Tennessee National Corp. ...................      9,500    $    416,100
Golden West Financial Corp. ......................      5,200         392,184
GreenPoint Financial Corp. .......................      9,100         434,616
Hudson United Bancorp ............................     11,600         386,744
National City Corp. ..............................     14,100         422,436
New York Community Bancorp, Inc. .................     12,900         447,888
Sovereign Bancorp, Inc. ..........................     28,400         438,780
                                                                 ------------
                                                                    3,308,845
                                                                 ------------
BIOTECHNOLOGY--1.2%
Amgen, Inc.(b) ...................................      6,500         398,515
Human Genome Sciences, Inc.(b) ...................     63,200         738,808
                                                                 ------------
                                                                    1,137,323
                                                                 ------------
BROADCASTING & CABLE TV--0.9%
Cox Communications, Inc. Class A(b) ..............     12,500         413,750
Emmis Communications Corp. Class A(b) ............     23,100         438,207
                                                                 ------------
                                                                      851,957
                                                                 ------------
CASINOS & GAMING--1.4%
GTECH Holdings Corp.(b) ..........................     12,500         420,875
International Game Technology(b) .................      4,800         414,240
Mandalay Resort Group(b) .........................     20,000         528,400
                                                                 ------------
                                                                    1,363,515
                                                                 ------------
COMMERCIAL PRINTING--0.6%
Valassis Communications, Inc.(b) .................     23,400         622,440

COMPUTER & ELECTRONICS RETAIL--0.6%
Circuit City Stores, Inc. ........................    102,000         584,460

COMPUTER HARDWARE--0.7%
Gateway, Inc.(b) .................................    254,100         731,808

COMPUTER STORAGE & PERIPHERALS--0.4%
Western Digital Corp.(b) .........................     46,100         430,113

CONSTRUCTION & ENGINEERING--0.8%
Shaw Group, Inc. (The)(b) ........................     64,800         754,920

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.5%
PACCAR, Inc. .....................................      7,800         455,598

CONSUMER FINANCE--2.6%
AmeriCredit Corp.(b) .............................    178,000       1,208,620
Countrywide Financial Corp. ......................      6,900         466,440
Doral Financial Corp. ............................     11,000         440,110


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------    ------------
CONSUMER FINANCE--CONTINUED
New Century Financial Corp. ......................     13,200    $    486,156
                                                                 ------------
                                                                    2,601,326
                                                                 ------------
DATA PROCESSING SERVICES--0.5%
CheckFree Corp.(b) ...............................     18,500         510,045

DISTILLERS & VINTNERS--0.5%
Constellation Brands, Inc. Class A(b) ............     17,900         479,899

DIVERSIFIED COMMERCIAL SERVICES--2.6%
Apollo Group, Inc. Class A(b) ....................      7,800         422,752
Block (H&R), Inc. ................................      9,300         359,166
Career Education Corp.(b) ........................      7,700         463,001
Corinthian Colleges, Inc.(b) .....................     10,000         457,900
ITT Educational Services, Inc.(b) ................     14,400         424,800
University of Phoenix Online(b) ..................      9,600         423,744
                                                                 ------------
                                                                    2,551,363
                                                                 ------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
Bear Stearns Cos., Inc. (The) ....................      5,900         394,356
E*TRADE Group, Inc.(b) ...........................    148,500         816,750
Fannie Mae .......................................      5,800         419,862
Morgan Stanley ...................................      9,700         434,075
                                                                 ------------
                                                                    2,065,043
                                                                 ------------
DIVERSIFIED METALS & MINING--0.4%
Freeport-McMoRan Copper & Gold, Inc. Class B .....     22,400         387,744

ELECTRIC UTILITIES--2.7%
CMS Energy Corp.(b) ..............................    125,700         783,111
Constellation Energy Group, Inc. .................     13,600         398,208
Entergy Corp. ....................................      7,800         363,558
Exelon Corp. .....................................      7,400         392,496
Southern Co. (The) ...............................     12,800         372,352
WPS Resources Corp. ..............................      9,200         370,760
                                                                 ------------
                                                                    2,680,485
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Hubbell, Inc. Class B ............................     20,000         642,000

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
Arrow Electronics, Inc.(b) .......................     27,700         467,576
Benchmark Electronics, Inc.(b) ...................     11,600         301,020
Waters Corp.(b) ..................................     27,400         657,874
                                                                 ------------
                                                                    1,426,470
                                                                 ------------
ENVIRONMENTAL SERVICES--0.4%
Stericycle, Inc.(b) ..............................     10,300         404,687

FOOD DISTRIBUTORS--0.7%
Performance Food Group Co.(b) ....................     18,400         645,472


                                                       SHARES        VALUE
                                                       ------    ------------
FOOTWEAR--0.8%
Reebok International Ltd.(b) .....................     11,400    $    354,084
Timberland Co. (The) Class A(b) ..................      9,300         464,907
                                                                 ------------
                                                                      818,991
                                                                 ------------
GAS UTILITIES--0.4%
AGL Resources, Inc. ..............................     16,100         414,253

HEALTH CARE DISTRIBUTORS & SERVICES--2.4%
AdvancePCS(b) ....................................     12,800         384,768
AmerisourceBergen Corp. ..........................     11,000         636,350
Covance, Inc.(b) .................................     16,900         299,637
Omnicare, Inc. ...................................     14,100         373,932
Pharmaceutical Product Development, Inc.(b) ......     13,200         345,444
WebMD Corp.(b) ...................................     38,100         367,284
                                                                 ------------
                                                                    2,407,415
                                                                 ------------
HEALTH CARE EQUIPMENT--1.1%
Fisher Scientific International, Inc.(b) .........     12,700         365,887
STERIS Corp.(b) ..................................     14,300         324,610
Varian Medical Systems, Inc.(b) ..................      7,200         387,792
                                                                 ------------
                                                                    1,078,289
                                                                 ------------
HEALTH CARE FACILITIES--1.2%
HCA, Inc. ........................................     17,000         545,700
Universal Health Services, Inc. Class B(b) .......     15,800         610,986
                                                                 ------------
                                                                    1,156,686
                                                                 ------------
HEALTH CARE SUPPLIES--0.4%
Bausch & Lomb, Inc. ..............................     11,900         418,404

HOME IMPROVEMENT RETAIL--0.9%
Home Depot, Inc. (The) ...........................     16,700         469,771
Lowe's Cos., Inc. ................................      9,700         425,733
                                                                 ------------
                                                                      895,504
                                                                 ------------
HOMEBUILDING--1.8%
Beazer Homes USA, Inc.(b) ........................      9,800         688,450
Horton (D.R.),  Inc. .............................     21,000         497,700
Ryland Group, Inc. (The) .........................      9,400         509,762
                                                                 ------------
                                                                    1,695,912
                                                                 ------------
HOUSEHOLD PRODUCTS--1.5%
Clorox Co. .......................................      8,600         388,892
Kimberly-Clark Corp. .............................     12,700         632,079
Procter & Gamble Co. .............................      4,500         404,325
                                                                 ------------
                                                                    1,425,296
                                                                 ------------
HOUSEWARES & SPECIALTIES--0.4%
Fortune Brands, Inc. .............................      8,800         425,920


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------    ------------
INDUSTRIAL CONGLOMERATES--0.4%
3M Co. ...........................................      2,900    $    365,516

INDUSTRIAL GASES--0.4%
Airgas, Inc.(b) ..................................     21,800         441,014

INDUSTRIAL MACHINERY--0.8%
Danaher Corp. ....................................      5,700         393,186
Timken Co. (The) .................................     24,300         430,110
                                                                 ------------
                                                                      823,296
                                                                 ------------
INSURANCE BROKERS--0.5%
Willis Group Holdings Ltd. .......................     14,200         442,898

INTEGRATED OIL & GAS--0.4%
Marathon Oil Corp. ...............................     17,000         387,090

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
Citizens Communications Co.(b) ...................     37,700         412,061

INTERNET RETAIL--0.9%
Amazon.com, Inc.(b) ..............................     15,800         452,986
eBay, Inc.(b) ....................................      4,500         417,465
                                                                 ------------
                                                                      870,451
                                                                 ------------
INTERNET SOFTWARE & SERVICES--0.5%
Yahoo!, Inc.(b) ..................................     18,700         463,386

IT CONSULTING & SERVICES--0.3%
Cognizant Technology Solutions Corp.(b) ..........     15,900         285,564

LEISURE PRODUCTS--0.6%
Polaris Industries, Inc. .........................     11,100         586,857

LIFE & HEALTH INSURANCE--1.8%
AFLAC, Inc. ......................................     11,700         382,707
StanCorp Financial Group, Inc. ...................     12,000         644,400
UnumProvident Corp. ..............................     65,100         748,650
                                                                 ------------
                                                                    1,775,757
                                                                 ------------
MANAGED HEALTH CARE--2.0%
Aetna, Inc. ......................................      8,400         418,320
Coventry Health Care, Inc.(b) ....................     12,600         514,332
Mid Atlantic Medical Services, Inc.(b) ...........     10,500         457,275
Oxford Health Plans, Inc.(b) .....................     20,400         597,108
                                                                 ------------
                                                                    1,987,035
                                                                 ------------
METAL & GLASS CONTAINERS--0.4%
Ball Corp. .......................................      7,200         404,352

MOTORCYCLE MANUFACTURERS--0.6%
Harley-Davidson, Inc. ............................     14,100         626,604


                                                       SHARES        VALUE
                                                       ------    ------------
MOVIES & ENTERTAINMENT--0.7%
Fox Entertainment Group, Inc. Class A(b) .........     14,100    $    358,140
Regal Entertainment Group Class A ................     18,900         370,440
                                                                 ------------
                                                                      728,580
                                                                 ------------
MULTI-LINE INSURANCE--0.7%
American International Group, Inc. ...............     11,700         678,015

MULTI-UTILITIES & UNREGULATED POWER--0.8%
Equitable Resources, Inc. ........................      9,700         372,674
MDU Resources Group, Inc. ........................     13,300         395,808
                                                                 ------------
                                                                      768,482
                                                                 ------------
NETWORKING EQUIPMENT--1.3%
Emulex Corp.(b) ..................................     21,000         430,290
Foundry Networks, Inc.(b) ........................     42,600         463,488
Netscreen Technologies, Inc.(b) ..................     19,100         387,348
                                                                 ------------
                                                                    1,281,126
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--3.0%
Anadarko Petroleum Corp. .........................     13,800         612,720
Apache Corp. .....................................      5,700         326,325
Burlington Resources, Inc. .......................      7,600         351,956
Chesapeake Energy Corp. ..........................     43,700         352,222
Devon Energy Corp. ...............................     20,528         969,939
Pioneer Natural Resources Co.(b) .................     16,500         394,680
                                                                 ------------
                                                                    3,007,842
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.8%
Teekay Shipping Corp. ............................      9,200         349,140
Western Gas Resources, Inc. ......................     11,800         432,824
                                                                 ------------
                                                                      781,964
                                                                 ------------
PACKAGED FOODS & MEATS--0.8%
Dean Foods Co.(b) ................................      8,600         374,358
Smucker (J.M.) Co. (The) .........................     10,500         380,940
                                                                 ------------
                                                                      755,298
                                                                 ------------
PAPER PACKAGING--0.7%
Sonoco Products Co. ..............................     29,300         640,205

PERSONAL PRODUCTS--0.4%
Estee Lauder Cos., Inc. (The) Class A ............     13,200         429,000

PHARMACEUTICALS--2.6%
American Pharmaceutical Partners, Inc.(b) ........     19,500         455,325
Barr Laboratories, Inc.(b) .......................      8,800         489,280
Endo Pharmaceuticals Holdings, Inc.(b) ...........     31,900         526,988
Forest Laboratories, Inc.(b) .....................      7,100         367,212
Mylan Laboratories, Inc. .........................     13,100         370,337
Pharmaceutical Resources, Inc.(b) ................      9,900         435,105
                                                                 ------------
                                                                    2,644,247
                                                                 ------------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------    ------------
PROPERTY & CASUALTY INSURANCE--4.1%
Allstate Corp. (The) .............................     17,100    $    646,209
AMBAC Financial Group, Inc. ......................     11,800         688,530
CNA Financial Corp.(b) ...........................     24,400         584,380
Fidelity National Financial, Inc. ................     11,200         385,280
First American Corp. .............................     16,300         431,950
Old Republic International Corp. .................     13,800         422,280
Progressive Corp. (The) ..........................      6,900         469,200
SAFECO Corp. .....................................     10,700         412,057
                                                                 ------------
                                                                    4,039,886
                                                                 ------------
PUBLISHING & PRINTING--0.9%
Getty Images, Inc.(b) ............................     13,700         463,745
Meredith Corp. ...................................      9,500         410,590
                                                                 ------------
                                                                      874,335
                                                                 ------------
RESTAURANTS--0.8%
Applebee's International, Inc. ...................     14,100         386,340
Starbucks Corp.(b) ...............................     15,900         373,491
                                                                 ------------
                                                                      759,831
                                                                 ------------
SEMICONDUCTORS--3.2%
Cree, Inc.(b) ....................................     22,500         448,875
Integrated Device Technology, Inc.(b) ............     72,400         747,892
NVIDIA Corp.(b) ..................................     29,500         420,965
Omnivision Technologies, Inc.(b) .................     19,800         480,744
Skyworks Solutions, Inc.(b) ......................    114,100         610,435
Texas Instruments, Inc. ..........................     22,300         412,327
                                                                 ------------
                                                                    3,121,238
                                                                 ------------
SOFT DRINKS--1.2%
Coca-Cola Enterprises, Inc. ......................     31,700         617,833
PepsiAmericas, Inc. ..............................     46,000         574,540
                                                                 ------------
                                                                    1,192,373
                                                                 ------------
SPECIALTY CHEMICALS--0.5%
OM Group, Inc.(b) ................................     41,900         488,554

SPECIALTY STORES--4.1%
Advance Auto Parts, Inc.(b) ......................      9,100         452,634
AutoZone, Inc.(b) ................................      5,600         452,536
Bed Bath & Beyond, Inc.(b) .......................     16,500         651,915
Blockbuster, Inc. Class A ........................     34,000         607,920
Regis Corp. ......................................     16,000         453,280
Rent-A-Center, Inc.(b) ...........................      7,200         462,240
Staples, Inc.(b) .................................     20,600         392,224
Weight Watchers International, Inc.(b) ...........     13,200         620,136
                                                                 ------------
                                                                    4,092,885
                                                                 ------------


                                                       SHARES        VALUE
                                                       ------    ------------
SYSTEMS SOFTWARE--0.4%
Adobe Systems, Inc. ..............................     12,600    $    435,456

TELECOMMUNICATIONS EQUIPMENT--1.1%
ADC Telecommunications, Inc.(b) ..................    168,200         401,662
Corning, Inc.(b) .................................     67,500         365,850
QUALCOMM, Inc. ...................................     10,500         334,845
                                                                 ------------
                                                                    1,102,357
                                                                 ------------
TOBACCO--0.6%
Altria Group, Inc. ...............................     20,200         621,352

WIRELESS TELECOMMUNICATION SERVICES--1.8%
AT&T Corp. .......................................     34,400         586,520
Nextel Communications, Inc. Class A(b) ...........     31,800         470,322
Nextel Partners, Inc. Class A(b) .................    127,100         738,451
                                                                 ------------
                                                                    1,795,293
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $76,085,672)                                      84,926,405
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--2.1%

CONSUMER ELECTRONICS--0.5%
Garmin Ltd. (Cayman Islands)(b) ..................     11,400         483,132

FOOD DISTRIBUTORS--0.0%
Telefonica Moviles SA (Argentina)(c)(d) ..........      1,400               0

HEALTH CARE SUPPLIES--0.4%
Alcon, Inc. (Switzerland)(b) .....................      9,500         418,475

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Advance Telecom SA (Argentina)(c)(d) .............      1,400               0

REINSURANCE--0.5%
RenaissanceRe Holdings Ltd. (Bermuda) ............     10,100         447,329

SEMICONDUCTOR EQUIPMENT--0.7%
ASML Holding NV NY Registered Shares (Netherlands)(b)  82,400         725,944
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,667,243)                                        2,074,880
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--88.0%
(IDENTIFIED COST $77,752,915)                                      87,001,285
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                            STANDARD     PAR
                                            & POOR'S    VALUE
                                             RATING     (000)        VALUE
                                            --------   ------    ------------
SHORT-TERM OBLIGATIONS--12.1%

COMMERCIAL PAPER--5.1%
Target Corp. 1.32%, 5/2/03 ...............     A-1     $2,500    $  2,499,908
ABSC Capital Corp. 1.30%, 5/7/03 .........     A-1      2,500       2,499,458
                                                                 ------------
                                                                    4,999,366
                                                                 ------------
FEDERAL AGENCY SECURITIES--7.0%
Federal Home Loan Bank Discount Note
1.25%, 5/1/03 ............................              1,235       1,235,000

Student Loan Mortgage Association
1.20%, 5/1/03 ............................              2,000       2,000,000

Federal Home Loan Bank Discount Note
1.20%, 5/2/03 ............................                375         374,988

Federal Home Loan Bank Discount Note
1.20%, 5/9/03 ............................              2,415       2,414,356

Fannie Mae 1.18%, 5/21/03 ................                910         909,403
                                                                 ------------
                                                                    6,933,747
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $11,933,113)                                      11,933,113
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $89,686,028)                                      98,934,398(a)


SECURITIES SOLD SHORT--(87.4)%
(PROCEEDS $79,725,767)                                            (86,335,276)

Other assets and liabilities, net--87.3%                           86,242,015
                                                                 ------------
NET ASSETS--100.0%                                               $ 98,841,137
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,488,519 and gross depreciation of $1,396,017 for federal income tax purposes. At April 30, 2003, the aggregate cost of securities for federal income tax purposes was $90,841,896.
(b) Non-income producing.
(c) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2003, these securities amounted to a value of $74,380 or 0.1% of net assets.
(d) Illiquid. At April 30, 2003, these securities amounted to a value of $0 or 0% of net assets.


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------     -----------
SECURITIES SOLD SHORT--87.4%

COMMON STOCKS--86.7%

ADVERTISING--0.9%
Harte-Hanks, Inc. ................................     23,500     $   423,000
Interpublic Group of Cos., Inc. (The) ............     44,300         505,020
                                                                  -----------
                                                                      928,020
                                                                  -----------
AEROSPACE & DEFENSE--0.8%
General Dynamics Corp. ...........................      6,500         403,455
Northrop Grumman Corp. ...........................      4,600         404,570
                                                                  -----------
                                                                      808,025
                                                                  -----------
AIRLINES--0.5%
Southwest Airlines Co. ...........................     28,100         448,476

APPAREL RETAIL--1.1%
Gap, Inc. (The) ..................................     38,700         643,581
Limited Brands ...................................     30,600         444,924
                                                                  -----------
                                                                    1,088,505
                                                                  -----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.4%
Polo Ralph Lauren Corp. ..........................     17,800         417,410

APPLICATION SOFTWARE--1.9%
Autodesk, Inc. ...................................     25,400         395,224
Mercury Interactive Corp. ........................     19,400         658,436
Synopsys, Inc. ...................................      8,800         428,032
THQ, Inc. ........................................     29,300         414,009
                                                                  -----------
                                                                    1,895,701
                                                                  -----------
AUTO PARTS & EQUIPMENT--0.5%
Dana Corp. .......................................     49,500         459,855

BANKS--5.1%
Bank of New York Co., Inc. (The) .................     17,200         454,940
FirstMerit Corp. .................................     19,300         395,650
FleetBoston Financial Corp. ......................     24,700         655,044
Greater Bay Bancorp ..............................     28,300         452,800
M&T Bank Corp. ...................................      4,600         388,562
Mellon Financial Corp. ...........................     17,000         449,650
National Commerce Financial Corp. ................     21,100         429,174
Northern Trust Corp. .............................     12,400         435,240
PNC Financial Services Group, Inc. ...............     12,700         557,530
Provident Financial Group, Inc. ..................     19,100         451,715
Wilmington Trust Corp. ...........................     13,400         360,594
                                                                  -----------
                                                                    5,030,899
                                                                  -----------


                                                       SHARES        VALUE
                                                       ------     -----------
BIOTECHNOLOGY--2.6%
Affymetrix, Inc. .................................     24,600     $   456,330
Amylin Pharmaceuticals, Inc. .....................     24,600         471,090
IDEC Pharmaceuticals Corp. .......................     12,900         422,475
Neurocrine Biosciences, Inc. .....................      8,800         398,200
Trimeris, Inc. ...................................      8,400         372,876
Vertex Pharmaceuticals, Inc. .....................     34,400         415,208
                                                                  -----------
                                                                    2,536,179
                                                                  -----------
BROADCASTING & CABLE TV--1.1%
EchoStar Communications Corp. Class A ............     19,000         569,240
Entravision Communications Corp.  Class A ........     62,300         474,103
                                                                  -----------
                                                                    1,043,343
                                                                  -----------
CASINOS & GAMING--0.4%
MGM Mirage, Inc. .................................     14,000         397,880

COMPUTER & ELECTRONICS RETAIL--0.6%
RadioShack Corp. .................................     26,800         635,428

COMPUTER HARDWARE--0.4%
NCR Corp. ........................................     19,300         423,056

CONSTRUCTION MATERIALS--0.4%
Vulcan Materials Co. .............................     12,000         419,640

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.5%
Navistar International Corp. .....................     16,100         449,190

DATA PROCESSING SERVICES--1.4%
Automatic Data Processing, Inc. ..................     11,800         396,834
Concord EFS, Inc. ................................     41,700         576,711
CSG Systems International, Inc. ..................     38,900         409,617
                                                                  -----------
                                                                    1,383,162
                                                                  -----------
DEPARTMENT STORES--1.9%
Dillard's, Inc. Class A ..........................     32,000         447,360
Federated Department Stores, Inc. ................     14,200         434,804
May Department Stores Co. (The) ..................     19,300         417,266
Sears, Roebuck and Co. ...........................     18,700         529,958
                                                                  -----------
                                                                    1,829,388
                                                                  -----------
DIVERSIFIED CHEMICALS--0.9%
Dow Chemical Co. (The) ...........................     14,000         456,960
Eastman Chemical Co. .............................     13,700         418,261
                                                                  -----------
                                                                      875,221
                                                                  -----------
DIVERSIFIED COMMERCIAL SERVICES--1.2%
ChoicePoint, Inc. ................................     12,000         423,360
Corporate Executive Board Co. (The) ..............     17,400         713,226
                                                                  -----------
                                                                    1,136,586
                                                                  -----------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------     -----------
DIVERSIFIED FINANCIAL SERVICES--3.3%
CIT Group, Inc. ..................................     20,400     $   415,548
GATX Corp. .......................................     25,300         476,652
Investment Technology Group, Inc. ................     31,600         451,564
LaBranche & Co., Inc. ............................     26,100         432,738
Neuberger Berman, Inc. ...........................     19,200         589,440
Schwab (Charles) Corp. (The) .....................     51,800         447,034
State Street Corp. ...............................     12,100         423,863
                                                                  -----------
                                                                    3,236,839
                                                                  -----------
DIVERSIFIED METALS & MINING--0.4%
Consol Energy, Inc. ..............................     24,600         423,120

DRUG RETAIL--0.7%
Rite Aid Corp. ...................................    216,600         736,440

ELECTRIC UTILITIES--3.9%
Allegheny Energy, Inc. ...........................     89,800         745,340
Alliant Energy Corp. .............................     22,900         402,124
American Electric Power Co., Inc. ................     16,600         437,908
CenterPoint Energy, Inc. .........................     82,600         652,540
DPL, Inc. ........................................     29,000         401,360
Puget Energy, Inc. ...............................     17,900         378,048
TXU Corp. ........................................     22,800         454,176
Xcel Energy, Inc. ................................     31,700         428,584
                                                                  -----------
                                                                    3,900,080
                                                                  -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Cooper Industries Ltd. Class A ...................     16,800         623,280

ELECTRONIC EQUIPMENT & INSTRUMENTS--3.1%
Agilent Technologies, Inc. .......................     27,500         440,550
AVX Corp. ........................................     42,800         454,964
KEMET Corp. ......................................     49,000         449,330
Sanmina-SCI Corp. ................................    143,100         686,880
Solectron Corp. ..................................    192,100         612,799
Tech Data Corp. ..................................     16,500         396,000
                                                                  -----------
                                                                    3,040,523
                                                                  -----------
EMPLOYMENT SERVICES--0.5%
Hudson Highland Group, Inc. ......................      3,202          47,489
Robert Half International, Inc. ..................     29,900         486,772
                                                                  -----------
                                                                      534,261
                                                                  -----------
ENVIRONMENTAL SERVICES--1.0%
Allied Waste Industries, Inc. ....................     76,300         633,290
Waste Management, Inc. ...........................     17,900         388,788
                                                                  -----------
                                                                    1,022,078
                                                                  -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.4%
Monsanto Co. .....................................     22,700         394,980


                                                       SHARES        VALUE
                                                       ------     -----------
FOOD RETAIL--0.8%
Albertson's, Inc. ................................     21,100     $   419,046
Kroger Co. (The) .................................     29,300         418,990
                                                                  -----------
                                                                      838,036
                                                                  -----------
GAS UTILITIES--0.4%
Nicor, Inc. ......................................     14,400         432,864

GENERAL MERCHANDISE STORES--1.6%
BJ's Wholesale Club, Inc. ........................     35,300         498,436
Dollar Tree Stores, Inc. .........................     19,300         491,185
Family Dollar Stores, Inc. .......................     18,600         635,934
                                                                  -----------
                                                                    1,625,555
                                                                  -----------
GOLD--0.7%
Newmont Mining Corp. .............................     23,900         645,778

HEALTH CARE DISTRIBUTORS & SERVICES--0.8%
Orthodontic Centers of America, Inc. .............     71,000         411,800
Quintiles Transnational Corp. ....................     29,600         415,880
                                                                  -----------
                                                                      827,680
                                                                  -----------
HEALTH CARE EQUIPMENT--2.2%
Apogent Technologies, Inc. .......................     23,400         402,012
Baxter International, Inc. .......................     20,300         466,900
Cytyc Corp. ......................................     46,400         612,480
Respironics, Inc. ................................     17,700         680,034
                                                                  -----------
                                                                    2,161,426
                                                                  -----------
HEALTH CARE FACILITIES--0.7%
Manor Care, Inc. .................................     19,700         383,165
Tenet Healthcare Corp. ...........................     21,000         311,640
                                                                  -----------
                                                                      694,805
                                                                  -----------
HOMEBUILDING--1.2%
Pulte Homes, Inc. ................................     11,500         666,885
Toll Brothers, Inc. ..............................     20,000         465,000
                                                                  -----------
                                                                    1,131,885
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--1.3%
Extended Stay America, Inc. ......................     36,100         428,146
Hilton Hotels Corp. ..............................     33,300         443,556
Starwood Hotels & Resorts Worldwide, Inc. ........     15,600         418,704
                                                                  -----------
                                                                    1,290,406
                                                                  -----------
HOUSEHOLD APPLIANCES--0.8%
Snap-on, Inc. ....................................     15,300         449,055
Stanley Works (The) ..............................     14,300         343,629
                                                                  -----------
                                                                      792,684
                                                                  -----------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------     -----------
INDUSTRIAL CONGLOMERATES--0.8%
ALLETE, Inc. .....................................     18,700     $   444,312
Teleflex, Inc. ...................................     10,200         391,578
                                                                  -----------
                                                                      835,890
                                                                  -----------
INDUSTRIAL MACHINERY--0.9%
Dover Corp. ......................................     14,900         428,226
Harsco Corp. .....................................     12,700         437,769
                                                                  -----------
                                                                      865,995
                                                                  -----------
INSURANCE BROKERS--0.4%
Gallagher (Arthur J.) & Co. ......................     14,700         367,353

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
SBC Communications, Inc. .........................     18,300         427,488

INTERNET SOFTWARE & SERVICES--1.8%
Hotels.com Class A ...............................      9,600         687,360
RealNetworks, Inc. ...............................     91,700         470,421
VeriSign, Inc. ...................................     47,800         593,676
                                                                  -----------
                                                                    1,751,457
                                                                  -----------
IT CONSULTING & OTHER SERVICES--0.9%
Electronic Data Systems Corp. ....................     24,600         446,490
Perot Systems Corp. Class A ......................     39,000         414,180
                                                                  -----------
                                                                      860,670
                                                                  -----------
LEISURE FACILITIES--0.7%
Six Flags, Inc. ..................................    111,200         653,856

LEISURE PRODUCTS--0.6%
Mattel, Inc. .....................................     27,800         604,372

LIFE & HEALTH INSURANCE--1.3%
Lincoln National Corp. ...........................     13,500         431,460
MONY Group, Inc. (The) ...........................     17,900         415,817
Prudential Financial, Inc. .......................     12,500         399,625
                                                                  -----------
                                                                    1,246,902
                                                                  -----------
MOVIES & ENTERTAINMENT--0.4%
Metro-Goldwyn-Mayer, Inc. ........................     35,000         390,250

MULTI-LINE INSURANCE--0.7%
Allmerica Financial Corp. ........................     45,100         690,030

NETWORKING EQUIPMENT--1.1%
3Com Corp. .......................................    120,000         624,000
Black Box Corp. ..................................     13,700         434,975
                                                                  -----------
                                                                    1,058,975
                                                                  -----------
OFFICE SERVICES & SUPPLIES--0.4%
Steelcase, Inc. Class A ..........................     37,800         362,502


                                                       SHARES        VALUE
                                                       ------     -----------
OIL & GAS DRILLING--2.5%
GlobalSantaFe Corp. ..............................     16,700     $   353,372
Helmerich & Payne, Inc. ..........................     13,200         339,636
Patterson-UTI Energy, Inc. .......................     18,500         612,165
Pride International, Inc. ........................     30,100         467,152
Rowan Cos., Inc. .................................     18,500         379,250
Transocean, Inc. .................................     15,900         302,895
                                                                  -----------
                                                                    2,454,470
                                                                  -----------
OIL & GAS EQUIPMENT & SERVICES--1.3%
Grant Prideco, Inc. ..............................     30,900         352,569
Key Energy Services, Inc. ........................     61,300         617,291
Tidewater, Inc. ..................................     12,100         325,490
                                                                  -----------
                                                                    1,295,350
                                                                  -----------
PACKAGED FOODS & MEATS--2.7%
ConAgra Foods, Inc. ..............................     20,000         420,000
General Mills, Inc. ..............................     13,700         618,007
Interstate Bakeries Corp. ........................     39,200         410,424
Kraft Foods, Inc. Class A ........................     13,200         407,880
Smithfield Foods, Inc. ...........................     19,900         390,040
Tyson Foods, Inc. Class A ........................     48,300         465,129
                                                                  -----------
                                                                    2,711,480
                                                                  -----------
PAPER PACKAGING--0.4%
Packaging Corp. of America .......................     21,400         402,534

PAPER PRODUCTS--0.4%
Georgia-Pacific Corp. ............................     25,600         395,264

PERSONAL PRODUCTS--0.4%
Gillette Co. (The) ...............................     11,600         353,220

PHARMACEUTICALS--3.1%
InterMune, Inc. ..................................     19,500         396,435
Lilly (Eli) & Co. ................................      6,400         408,448
NPS Pharmaceuticals, Inc. ........................     23,400         445,770
Schering-Plough Corp. ............................     22,800         412,680
Sepracor, Inc. ...................................     39,300         752,595
SICOR, Inc. ......................................     35,400         634,722
                                                                  -----------
                                                                    3,050,650
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--3.6%
Chubb Corp. (The) ................................      7,900         417,831
Commerce Group, Inc. (The) .......................     16,200         600,372
Markel Corp. .....................................      2,700         654,345
MBIA, Inc. .......................................     10,000         447,000
Mercury General Corp. ............................     10,000         440,000
MGIC Investment Corp. ............................      9,600         436,416
St. Paul Cos., Inc. (The) ........................     17,000         583,780
                                                                  -----------
                                                                    3,579,744
                                                                  -----------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                       SHARES        VALUE
                                                       ------     -----------
PUBLISHING & PRINTING--2.6%
Dow Jones & Co., Inc. ............................     16,400     $   649,440
Media General, Inc. Class A ......................      7,400         406,704
Reader's Digest Association, Inc. (The) ..........     35,300         423,600
Scholastic Corp. .................................     15,100         428,991
Scripps (E.W.) Co. (The) Class A .................      7,800         618,150
                                                                  -----------
                                                                    2,526,885
                                                                  -----------
RAILROADS--0.7%
CSX Corp. ........................................     21,200         677,976

REITS--0.6%
Shurgard Storage Centers, Inc. Class A ...........     19,500         637,065

RESTAURANTS--0.5%
McDonald's Corp. .................................     28,400         485,640

SEMICONDUCTOR EQUIPMENT--2.8%
Amkor Technology, Inc. ...........................    113,000         855,410
Cymer, Inc. ......................................     17,200         491,060
DuPont Photomasks, Inc. ..........................     19,200         356,928
KLA-Tencor Corp. .................................     16,300         668,300
Novellus Systems, Inc. ...........................     14,400         403,776
                                                                  -----------
                                                                    2,775,474
                                                                  -----------
SEMICONDUCTORS--3.2%
Fairchild Semiconductor International, Inc. Class A    34,500         409,515
Linear Technology Corp. ..........................     17,700         610,119
Maxim Integrated Products, Inc. ..................     15,500         608,995
Micron Technology, Inc. ..........................     46,600         396,100
PMC-Sierra, Inc. .................................     99,400         820,050
RF Micro Devices, Inc. ...........................     77,600         368,600
                                                                  -----------
                                                                    3,213,379
                                                                  -----------
SOFT DRINKS--0.4%
Coca-Cola Co. (The) ..............................      9,600         387,840

SPECIALTY STORES--0.9%
Tiffany & Co. ....................................     15,900         441,066
United Rentals, Inc. .............................     40,300         415,090
                                                                  -----------
                                                                      856,156
                                                                  -----------


                                                       SHARES        VALUE
                                                       ------     -----------
STEEL--0.6%
Allegheny Technologies, Inc. .....................    140,300     $   582,245

SYSTEMS SOFTWARE--0.4%
Network Associates, Inc. .........................     36,900         421,767

TELECOMMUNICATIONS EQUIPMENT--0.8%
Motorola, Inc. ...................................     44,900         355,159
Tellabs, Inc. ....................................     62,400         385,632
                                                                  -----------
                                                                      740,791
                                                                  -----------
TRADING COMPANIES & DISTRIBUTORS--1.1%
Fastenal Co. .....................................     12,900         446,211
MSC Industrial Direct Co., Inc. Class A ..........     33,100         612,350
                                                                  -----------
                                                                    1,058,561
                                                                  -----------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Telephone and Data Systems, Inc. .................      9,900         426,591
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(PROCEEDS $79,102,823)                                             85,707,506
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.7%

SOFT DRINKS--0.7%
Panamerican Beverages, Inc. Class A (Panama) .....     28,600         627,770
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $622,944)                                                   627,770
-----------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $79,725,767)                                            $86,335,276(a)
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $397,680 and gross depreciation of $7,007,189 for federal income tax purposes. At April 30, 2003, the aggregate proceeds of securities sold short for federal income tax purposes was $(79,725,767).

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value (Identified cost $89,686,028)       $ 98,934,398
Cash                                                                      7,511
Deposits with broker for securities sold short                       84,935,505
Receivables
   Investment securities sold                                         4,312,600
   Fund shares sold                                                   1,513,083
   Dividends and interest                                                96,848
   Receivable from adviser                                                1,537
Prepaid expenses                                                            154
                                                                   ------------
     Total assets                                                   189,801,636
                                                                   ------------
LIABILITIES
Securities sold short at value (Proceeds ($79,725,767))              86,335,276
Payables
   Investment securities purchased                                    3,734,774
   Fund shares repurchased                                              516,637
   Investment advisory fee                                              115,284
   Dividends on short sales                                              81,185
   Distribution and service fees                                         48,895
   Transfer agent fee                                                    29,096
   Financial agent fee                                                    5,146
   Trustees' fee                                                          1,672
Accrued expenses                                                         92,534
                                                                   ------------
     Total liabilities                                               90,960,499
                                                                   ------------
NET ASSETS                                                         $ 98,841,137
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $117,175,428
Accumulated net investment loss                                        (930,383)
Accumulated net realized loss                                       (20,042,770)
Net unrealized appreciation on investments                            9,248,370
Net unrealized depreciation on securities sold short                 (6,609,508)
                                                                   ------------
NET ASSETS                                                         $ 98,841,137
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $53,183,330)                   4,597,608
Net asset value per share                                                $11.57
Offering price per share $11.57/(1-5.75%)                                $12.28

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $17,922,626)                   1,564,353
Net asset value and offering price per share                             $11.46

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $27,632,148)                   2,424,903
Net asset value and offering price per share                             $11.40

CLASS I
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $103,033)                          8,948
Net asset value and offering price per share                             $11.51


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2003
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                            $   403,133
Dividends                                                               328,737
Foreign taxes withheld                                                     (240)
                                                                    -----------
     Total investment income                                            731,630
                                                                    -----------
EXPENSES
Investment advisory fee                                                 632,788
Service fees, Class A                                                    68,415
Distribution and service fees, Class B                                   78,813
Distribution and service fees, Class C                                  114,481
Financial agent fee                                                      27,791
Transfer agent                                                           69,534
Professional                                                             51,601
Custodian                                                                35,044
Registration                                                             23,333
Printing                                                                 16,424
Trustees                                                                 12,150
Miscellaneous                                                               685
                                                                    -----------
     Expenses before dividends on short sales                         1,131,059
     Dividends on short sales                                           556,583
     Less expenses borne by investment adviser                          (25,629)
                                                                    -----------
     Net expenses                                                     1,662,013
                                                                    -----------
NET INVESTMENT LOSS                                                    (930,383)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       4,219,593
Net realized loss on securities sold short                          (10,181,801)
Net change in unrealized appreciation (depreciation) on
   investments                                                        4,421,303
Net change in unrealized appreciation (depreciation) on
   securities sold short                                             (2,157,438)
                                                                    -----------
NET LOSS ON INVESTMENTS                                              (3,698,343)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(4,628,726)
                                                                    ===========


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                 Ended
                                                                                                4/30/03          Year Ended
                                                                                              (Unaudited)         10/31/02
                                                                                             ------------       ------------
FROM OPERATIONS
   Net investment income (loss)                                                              $   (930,383)      $   (856,544)
   Net realized gain (loss)                                                                    (5,962,208)         6,307,627
   Net change in unrealized appreciation (depreciation)                                         2,263,865         (3,396,207)
                                                                                             ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 (4,628,726)         2,054,876
                                                                                             ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                      --           (165,430)
   Net investment income, Class B                                                                      --            (45,131)
   Net investment income, Class C                                                                      --            (43,509)
   Net investment income, Class I                                                                      --           (214,351)
                                                                                             ------------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                           --           (468,421)
                                                                                             ------------       ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,565,310 and 9,863,095 shares, respectively)                29,560,856        121,723,093
   Net asset value of shares issued from reinvestment of distributions
     (0 and 14,128 shares, respectively)                                                               --            149,614
   Cost of shares repurchased (3,059,500 and 5,783,767 shares, respectively)                  (35,262,072)       (70,226,576)
   Capital contribution from Adviser (See Note 2)                                                      --             20,497
                                                                                             ------------       ------------
Total                                                                                          (5,701,216)        51,666,628
                                                                                             ------------       ------------
CLASS B
   Proceeds from sales of shares (501,897 and 673,241 shares, respectively)                     5,743,893          8,105,462
   Net asset value of shares issued from reinvestment of distributions
     (0 and 3,876 shares, respectively)                                                                --             41,043
   Cost of shares repurchased (217,143 and 304,313 shares, respectively)                       (2,470,716)        (3,478,717)
   Capital contribution from Adviser (See Note 2)                                                      --              7,090
                                                                                             ------------       ------------
Total                                                                                           3,273,177          4,674,878
                                                                                             ------------       ------------
CLASS C
   Proceeds from sales of shares (914,755 and 2,020,968 shares, respectively)                  10,452,045         24,276,262
   Net asset value of shares issued from reinvestment of distributions
     (0 and 3,682 shares, respectively)                                                                --             38,771
   Cost of shares repurchased (534,858 and 675,275 shares, respectively)                       (6,073,741)        (7,852,654)
   Capital contribution from Adviser (See Note 2)                                                      --              8,936
                                                                                             ------------       ------------
Total                                                                                           4,378,304         16,471,315
                                                                                             ------------       ------------
CLASS I
   Proceeds from sales of shares (3,086 and 914 shares, respectively)                              34,999             11,836
   Net asset value of shares issued from reinvestment of distributions
     (0 and 20,376 shares, respectively)                                                               --            214,351
   Cost of shares repurchased (3,099 and 1,368,981 shares, respectively)                          (35,184)       (16,205,370)
   Capital contribution from Adviser (See Note 2)                                                      --              2,282
                                                                                             ------------       ------------
Total                                                                                                (185)       (15,976,901)
                                                                                             ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    1,950,080         56,835,920
                                                                                             ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (2,678,646)        58,422,375

NET ASSETS
   Beginning of period                                                                        101,519,783         43,097,408
                                                                                             ------------       ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS
     OF ($930,383) AND $0, RESPECTIVELY]                                                     $ 98,841,137       $101,519,783
                                                                                             ============       ============

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                           CLASS A
                                                    --------------------------------------------------------------------------------
                                                    SIX MONTHS                                                        FROM
                                                       ENDED                       YEAR ENDED OCTOBER 31            INCEPTION
                                                      4/30/03        --------------------------------------------   5/1/98 TO
                                                    (UNAUDITED)       2002         2001        2000         1999    10/31/98
Net asset value, beginning of period                  $12.09         $10.95       $10.13      $10.68       $10.84     $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        (0.10)(6)      (0.16)(6)     0.15(6)     0.26(6)      0.26       0.09
   Net realized and unrealized gain (loss)             (0.42)          1.44         1.02       (0.55)       (0.29)     (0.59)
                                                      ------         ------       ------      ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                  (0.52)          1.28         1.17       (0.29)       (0.03)     (0.50)
                                                      ------         ------       ------      ------       ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   --          (0.14)       (0.35)      (0.26)       (0.13)        --
                                                      ------         ------       ------      ------       ------     ------
Change in net asset value                              (0.52)          1.14         0.82       (0.55)       (0.16)     (0.50)
                                                      ------         ------       ------      ------       ------     ------
NET ASSET VALUE, END OF PERIOD                        $11.57         $12.09       $10.95      $10.13       $10.68     $10.84
                                                      ======         ======       ======      ======       ======     ======
Total return(1)                                        (9.80)%(3)     11.85 %      11.88%      (2.65)%      (0.40)%    (4.41)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $53,183        $61,582      $10,930      $7,205      $20,648    $39,331

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on
     short sales, after expense reimbursement)          3.61 %(2)(4)   3.47 %(4)    3.78%(4)    4.15 %(4)    3.88 %     3.65 %(2)(4)
   Operating expenses (excluding dividends on
     short sales, after expense reimbursement)          2.30 %(2)      2.30 %       2.30%       2.33 %       2.34 %     2.30 %(2)
   Net investment income                               (1.88)%(2)     (1.33)%       1.42%       2.63 %       1.94 %     2.33 %(2)
Portfolio turnover rate                                  206 %(3)       456 %        192%        276 %        453 %      216 %

                                                                                           CLASS B
                                                    --------------------------------------------------------------------------------
                                                    SIX MONTHS                                                        FROM
                                                       ENDED                       YEAR ENDED OCTOBER 31            INCEPTION
                                                      4/30/03        --------------------------------------------   5/1/98 TO
                                                    (UNAUDITED)       2002         2001        2000         1999    10/31/98
Net asset value, beginning of period                  $12.02         $10.87       $10.07      $10.62       $10.81     $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        (0.15)(6)      (0.23)(6)     0.09(6)     0.19(6)      0.15       0.06
   Net realized and unrealized gain (loss)             (0.41)          1.43         1.00       (0.55)       (0.26)     (0.59)
                                                      ------         ------       ------      ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                  (0.56)          1.20         1.09       (0.36)       (0.11)     (0.53)
                                                      ------         ------       ------      ------       ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   --          (0.05)       (0.29)      (0.19)       (0.08)        --
                                                      ------         ------       ------      ------       ------     ------
Change in net asset value                              (0.56)          1.15         0.80       (0.55)       (0.19)     (0.53)
                                                      ------         ------       ------      ------       ------     ------
NET ASSET VALUE, END OF PERIOD                        $11.46         $12.02       $10.87      $10.07       $10.62     $10.81
                                                      ======         ======       ======      ======       ======     ======
Total return(1)                                        (9.43)%(3)     11.10 %      11.07%      (3.38)%      (1.02)%    (4.67)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $17,923        $15,381       $9,857     $11,649      $34,290    $47,794

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on
     short sales, after expense reimbursement)          4.33 %(2)(5)   4.26 %(5)    4.51%(5)    4.85 %(5)    4.58 %     4.35 %(2)(5)
   Operating expenses (excluding dividends on
     short sales, after expense reimbursement)          3.00 %(2)      3.00 %       3.00%       3.03 %       3.04 %     3.00 %(2)
   Net investment income                               (2.59)%(2)     (2.02)%       0.85%       1.94 %       1.24 %     1.63 %(2)
Portfolio turnover rate                                  206 %(3)       456 %        192%        276 %        453 %      216 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 3.67%, 3.68%, 4.16%, 4.35% and 3.69% for the periods ended April 30, 2003, October 31, 2002, 2001, 2000 and 1998, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.39%, 4.61%, 4.87%, 5.05% and 4.39% for the periods ended April 30, 2003, October 31, 2002, 2001, 2000 and 1998, respectively.
(6) Computed using average shares outstanding.


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                           CLASS C
                                                    --------------------------------------------------------------------------------
                                                    SIX MONTHS                                                        FROM
                                                       ENDED                       YEAR ENDED OCTOBER 31            INCEPTION
                                                      4/30/03        --------------------------------------------   5/1/98 TO
                                                    (UNAUDITED)       2002         2001        2000         1999    10/31/98
Net asset value, beginning of period                  $11.96         $10.83       $10.04      $10.59       $10.80     $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        (0.14)(6)      (0.23)(6)     0.08(6)     0.19(6)      0.19       0.06
   Net realized and unrealized gain (loss)             (0.42)          1.42         1.01       (0.55)       (0.31)     (0.60)
                                                      ------         ------       ------      ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                  (0.56)          1.19         1.09       (0.36)       (0.12)     (0.54)
                                                      ------         ------       ------      ------       ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   --          (0.06)       (0.30)      (0.19)       (0.09)        --
                                                      ------         ------       ------      ------       ------     ------
Change in net asset value                              (0.56)          1.13         0.79       (0.55)       (0.21)     (0.54)
                                                      ------         ------       ------      ------       ------     ------
NET ASSET VALUE, END OF PERIOD                        $11.40         $11.96       $10.83      $10.04       $10.59     $10.80
                                                      ======         ======       ======      ======       ======     ======
Total return(1)                                        (5.80)%(3)     11.01 %      11.11%      (3.31)%      (1.12)%    (4.76)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $27,632        $24,449       $7,531      $6,886      $25,364    $56,874

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends on
     short sales, after expense reimbursement)          4.33 %(2)(4)   4.22 %(4)    4.50%(4)    4.83 %(4)    4.58 %     4.35 %(2)(4)
   Operating expenses (excluding dividends on
     short sales, after expense reimbursement)          3.00 %(2)      3.00 %       3.00%       3.03 %       3.04 %     3.00 %(2)
   Net investment income                               (2.60)%(2)     (2.02)%       0.81%       1.93 %       1.24 %     1.63 %(2)
Portfolio turnover rate                                  206 %(3)       456 %        192%        276 %        453 %      216 %

                                                                                           CLASS I
                                                    --------------------------------------------------------------------------------
                                                    SIX MONTHS                                                        FROM
                                                       ENDED                       YEAR ENDED OCTOBER 31            INCEPTION
                                                      4/30/03        --------------------------------------------   5/1/98 TO
                                                    (UNAUDITED)       2002         2001        2000         1999    10/31/98
NetNet asset value, beginning of period               $12.02         $10.89       $10.08      $10.62       $10.85     $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        (0.09)(6)      (0.12)(6)     0.18(6)     0.29(6)      0.28       0.14
   Net realized and unrealized gain (loss)             (0.42)          1.41         1.01       (0.54)       (0.28)     (0.63)
                                                      ------         ------       ------      ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                  (0.51)          1.29         1.19       (0.25)          --      (0.49)
                                                      ------         ------       ------      ------       ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   --          (0.16)       (0.38)      (0.29)       (0.23)        --
                                                      ------         ------       ------      ------       ------     ------
Change in net asset value                              (0.51)          1.13         0.81       (0.54)       (0.23)     (0.49)
                                                      ------         ------       ------      ------       ------     ------
NET ASSET VALUE, END OF PERIOD                        $11.51         $12.02       $10.89      $10.08       $10.62     $10.85
                                                      ======         ======       ======      ======       ======     ======
Total return                                           (4.24)%(3)     12.03 %      12.14%      (2.37)%      (0.01)%    (4.32)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $103           $108      $14,780     $12,292      $19,549    $20,846

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (including dividends
     on short sales, after expense reimbursement)       3.34 %(2)(5)   3.37 %(5)    3.48%(5)    3.88 %(5)    3.58 %     3.35 %(2)(5)
   Operating expenses (excluding dividends on
     short sales, after expense reimbursement)          2.00 %(2)      2.00 %       2.00%       2.03 %       2.04 %     2.00 %(2)
   Net investment income                               (1.59)%(2)     (1.06)%       1.76%       2.96 %       2.24 %     2.63 %(2)
Portfolio turnover rate                                  206 %(3)       456 %        192%        276 %        453 %      216 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.39%, 4.51%, 4.86%, 5.03% and 4.39% for the periods ended April 30, 2003, October 31, 2002, 2001, 2000 and 1998, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 3.41%, 3.77%, 3.83%, 4.11% and 3.39% for the periods ended April 30, 2003, October 31, 2002, 2001, 2000 and 1998, respectively.
(6) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Portfolios (formerly Phoenix-Euclid Funds) (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust presently consists of one investment portfolio: Phoenix Market Neutral Fund (formerly Phoenix-Capital West Market Neutral Fund) (the "Fund"). The Fund seeks long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

   The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Class I shares have no sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution and/or service plan. Income and expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution and/or service expenses unique to that class. Class I bears no distribution and/or service expenses.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FUTURES CONTRACTS:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it

PHOENIX MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED) (CONTINUED)


was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments and the counterparty may not fulfill its contractual obligations related to the contract. At April 30, 2003, the Fund had no futures contracts outstanding.

G. OPTIONS:

   The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At April 30, 2003, the Fund had no options outstanding.

H. SHORT SALES:

   A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund. At April 30, 2003, the value of securities sold short amounted to $86,335,276 against which collateral of $171,936,790 was held. The collateral includes the deposits with broker for securities sold short and the long-term investments held long, as shown in the Schedule of Investments and Securities Sold Short.

I. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

J. BORROWINGS:

   The Fund is a participant in a Liquidity Line of Credit with The Bank of New York for $100,000,000, bearing an annual interest rate equal to the Federal Funds Rate plus 1% on any borrowings. The Fund has not had to use the Line of Credit since it became a participant on December 16, 1998. If the Fund uses the Line of Credit, it will be collateralized by the Fund's portfolio.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

   As compensation for its services to the Fund, the Adviser, Euclid Advisors LLC, is entitled to a fee at an annual rate of 1.50% of the average daily net assets of the Fund. Euclid Advisors LLC is a wholly-owned subsidiary of Phoenix/Zweig Advisers LLC, which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX").

   The Adviser has voluntarily agreed to reimburse the Fund to the extent that total expenses (excluding taxes, interest, dividends on short sales, brokerage commissions, 12b-1 fees and extraordinary expenses) exceed 2.00% of the Fund's average daily net assets through February 28, 2004.

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $11,461 for Class A shares and deferred sales charges of $29,417 for Class B shares and $10,688 for Class C shares for the six months ended April 30, 2003. In addition to these amounts, $526 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions.

   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.30% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class. There are no distribution or service fees for Class I shares. The Distributor has advised the Fund that of the total amount expensed for the six months ended April 30, 2003, $157,497 was

PHOENIX MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED) (CONTINUED)


retained by the Distributor, $103,744 was paid out to unaffiliated participants and $468 was paid to W.S. Griffith Securities, Inc.

   As Financial Agent of the Fund, PEPCO receives a fee for tax services and oversight of subagent's performance based upon an annual rate of 0.07% of the average daily net assets of the Fund for the first $50 million; 0.06% of such value between $50 million and $200 million; and 0.01% of such value in excess of $200 million.

   Effective January 1, 2003, PFPC Inc., a subagent to PEPCO, receives a fee from PEPCO which ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix Funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.

   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust ("State Street") as sub-transfer agent. For the six months ended April 30, 2003, transfer agent fees were $69,534 as reported in the Statement of Operations, of which PEPCO retained $14,074.

   The Adviser voluntarily contributed capital to the Fund in the amount of $38,805 as disclosed in the Statement of Changes for the year ended October 31, 2002. This contribution offset the effect of trades inadvertently processed by the Fund at an incorrect commission rate. The Adviser received no shares of beneficial interest or other consideration in exchange for this contribution which increased the net asset value of the Fund.

3. PURCHASE AND SALE OF SECURITIES

   During the six months ended April 30, 2003, purchases and sales of investments, excluding short-term securities, repurchase agreements and futures contracts, were as follows:

Purchases .......................................................  $130,172,885
Sales ...........................................................   143,143,437
Short sales .....................................................   166,707,114
Purchases to cover short sales ..................................   183,808,324

   There were no purchases or sales of long-term U.S. Government securities.

4. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risk than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

5. FEDERAL INCOME TAX INFORMATION

   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                 Expiration Year
                    ----------------------------------------
                     2006            2007            2008
                    -------       ----------      ----------
                    $59,947       $7,745,316      $5,119,432

6. SUBSEQUENT EVENT

   Effective May 19, 2003, the Fund changed its name from Phoenix-Capital West Market Neutral Fund to Phoenix Market Neutral Fund.

   Also on this date, portfolio management was assigned to Carlton Neel and David Dickerson. Prior to this date portfolio management was assigned to John Riddle and Todd Gervasini.



   This report is not authorized for distribution to prospective investors in the Phoenix Market Neutral Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 900 Third Avenue, 31st Floor, New York, NY 10022. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                               TERM OF OFFICE    FUND COMPLEX                         PRINCIPAL OCCUPATION(S)
     NAME, (AGE) AND           AND LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS                TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  James Balog (74)             Served since           4         Currently retired. Director, Transatlantic Holdings, Inc.
                               1998.                            (reinsurance) since 1990. Director, Elan, plc (pharmaceuticals)
                                                                since 1990. Director, Great West Life and Annuity Insurance Company
                                                                since 1993.
------------------------------------------------------------------------------------------------------------------------------------
  Claire B. Benenson (82)      Served since           4         Consultant on Financial Conferences. Trustee, Burnham Investors
                               1998                             Trust (since 1972) (5 portfolios). Vice President, 92nd St. YMYWHA
                                                                (charitable organization) (since 1999).
------------------------------------------------------------------------------------------------------------------------------------
  S. Leland Dill (71)          Served since           4         Currently retired. Trustee, Deutsche Asset Management mutual funds
  5070 North Ocean Dr.         1998.                            (33 portfolios) (1986-present). Director, Coutts & Co. Trust
  Singer Island, FL 33404                                       Holdings Limited (1991-1999), Coutts & Co. Group (1944-1999) and
                                                                Coutts & Co. International (USA) (private banking) (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
  Donald B. Romans (70)        Served since           4         President, Romans & Company (private investors and financial
  39 S. Sheridan Road          1998.                            consultants) since 1987. Trustee, Burnham Investors Trust (5
  Lake Forest, IL 60045                                         portfolios).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEE

     The person listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
     NAME, (AGE), ADDRESS      TERM OF OFFICE    FUND COMPLEX
     AND POSITION(S) WITH       AND LENGTH OF     OVERSEEN BY                        PRINCIPAL OCCUPATION(S)
            TRUST                TIME SERVED        TRUSTEE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
 *Philip R. McLoughlin (56)    Chairman              49         Consultant, The Phoenix Companies, Inc. (2002-present). Director,
  56 Prospect Street           and Chief                        PXRE Corporation (Delaware) (1985-present), World Trust Fund
  Hartford, CT 06115-0480      Executive                        (1991-present). Chairman (1997-2002), Director (1995-2002), Vice
                               Officer since                    Chairman (1995-1997) and Chief Executive Officer (1995-2002),
  Chairman, Chief Executive    2000;                            Phoenix Investment Partners, Ltd. Director, Executive Vice President
  Officer and President        President                        and Chief Investment Officer, The Phoenix Companies, Inc.
                               since 2002.                      (2001-2002). Director (1994-2002) and Executive Vice President,
                                                                Investments (1988-2002), Phoenix Life Insurance Company. Director
                                                                (1983-2002) and Chairman (1995-2002), Phoenix Investment Counsel,
                                                                Inc. Director (1984-2002) and President (1990-2000), Phoenix Equity
                                                                Planning Corporation. Chairman and Chief Executive Officer,
                                                                Phoenix/Zweig Advisers LLC (1999-2002). Director and President,
                                                                Phoenix Investment Management Company (2001-2002). Director and
                                                                Executive Vice President, Phoenix Life and Annuity Company
                                                                (1996-2002). Director and Executive Vice President, PHL Variable
                                                                Insurance Company (1995-2002). Director, Phoenix National Trust
                                                                Company (1996-2002). Director and Vice President, PM Holdings, Inc.
                                                                (1985-2002). Director, PHL Associates, Inc. (1995-2002). Director
                                                                (1992-2002) and President (1992-1994), WS Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

* Mr. McLoughlin is an "interested person" by reason of his relationship with The Phoenix Companies Inc. and its affiliates.


                                                        OFFICERS OF THE TRUST
------------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S) HELD WITH
     NAME, (AGE) AND            TRUST AND LENGTH OF                                   PRINCIPAL OCCUPATION(S)
         ADDRESS                    TIME SERVED                                         DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer (58)        Executive Vice President         Executive Vice President and Chief Financial Officer (1999-present),
  56 Prospect Street           since 1999.                      Senior Vice President and Chief Financial Officer (1995-1999),
  Hartford, CT 06115-0480                                       Phoenix Investment Partners, Ltd. Director (1998-present), Senior
                                                                Vice President, Finance (1990-present), Chief Financial Officer
                                                                (1996-present), and Treasurer (1998-present), Phoenix Equity
                                                                Planning Corporation. Director (1998-present), Senior Vice President
                                                                (1990-present), Chief Financial Officer (1996-present) and Treasurer
                                                                (1994-present), Phoenix Investment Counsel, Inc. Senior Vice
                                                                President and Chief Financial Officer, Duff & Phelps Investment
                                                                Management Co. (1996-present). Vice President, Phoenix Fund Complex
                                                                (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry (50)          Executive Vice President         President, Private Client Group (1999-present), Executive Vice
  56 Prospect Street           since 1999.                      President, Retail Division (1997-1999), Phoenix Investment Partners,
  Hartford, CT 06115-0480                                       Ltd. President, Private Client Group, Phoenix Equity Planning
                                                                Corporation (2000-present). Executive Vice President, Phoenix Fund
                                                                Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Marc Baltuch (56)            Secretary since 1998.            Director and President, Watermark Securities, Inc. since 1990. First
                                                                Vice President, Chief Compliance Officer and Secretary, PXP
                                                                Securities Corp. until 1999. First Vice President , Zweig/Glaser
                                                                Advisers LLC and Euclid Advisors LLC (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss (50)        Treasurer since 1999.            Vice President, Fund Accounting (1994-present) and Treasurer
  56 Prospect Street                                            (1996-present), Phoenix Equity Planning Corporation. Treasurer,
  Hartford, CT 06115-0480                                       Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX PORTFOLIOS
900 Third Avenue, 31st Floor
New York, New York 10022


TRUSTEES
James Balog
Claire B. Benenson
S. Leland Dill
Philip R. McLoughlin
Donald B. Romans


OFFICERS
Philip R. McLoughlin, Chairman,
   Chief Executive Officer, and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Marc Baltuch, Secretary


INVESTMENT ADVISER
Euclid Advisors LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728


PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110


HOW TO CONTACT US
Mutual Fund Services                     1-800-243-1574
Adviser Consulting Group                 1-800-243-4361
Text Telephone                           1-800-243-1926
Web site                         PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                            ---------------
                                                               PRESORTED
                                                               STANDARD
                                                             U.S. POSTAGE
                                                                 PAID
                                                            Louisville, KY
                                                            Permit No. 1051
                                                            ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.

                                                        E-DELIVERY
                                                        OF YOUR FUND
                                                        COMMUNICATIONS
                                                        NOW AVAILABLE!

                                                        TO SIGN UP, GO TO
                                                        THE INDIVIDUAL
                                                        INVESTORS AREA AT
                                                        PHOENIXINVESTMENTS.COM
                                                        AND LOG IN. SELECT AN
                                                        ACCOUNT, THEN CLICK THE
                                                        "E-DELIVERY" BUTTON.

PXP 2180A (6/03)


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Portfolios
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ PHILIP R. MCLOUGHLIN
                           -----------------------------------------------------
                               Philip R. McLoughlin, Chairman
                               (principal executive officer)

Date                           JULY 3, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ PHILIP R. MCLOUGHLIN
                           -----------------------------------------------------
                               Philip R. McLoughlin, Chairman
                               (principal executive officer)

Date                           JULY 3, 2003
--------------------------------------------------------------------------------


By (Signature and Title)*  /s/ NANCY G. CURTISS
                           -----------------------------------------------------
                               Nancy G. Curtiss, Treasurer
                               (principal financial officer)

Date                           JULY 3, 2003
--------------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.